SUPPLEMENTAL CASH FLOW INFORMATION - Net Change in Financial Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash Flow Statement [Abstract]
Long-term debt	$ 2	$ (198)
Accrued interest on long-term debt	0	(6)
Net increase (decrease) in financial liabilities	$ 2	$ (204)